Mar. 08, 2024
OBERWEIS INTERNATIONAL OPPORTUNITIES FUND
OBERWEIS INTERNATIONAL OPPORTUNITIES FUND

Oberweis International Opportunities Fund

SUPPLEMENT DATED MARCH 8, 2024
TO THE PROSPECTUS, SUMMARY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2023

IMPORTANT NOTICE

Effective December 22, 2023, the Fund’s advisory management fee was reduced to 1.00% and its expense limitation was modified to reimburse the Fund for total annual fund operating expenses in excess of 1.35% of average daily net assets. Accordingly, effective December 22, 2023, the Fund’s disclosure is modified as follows:

1. Notwithstanding anything to the contrary in the Fund’s Summary Prospectus and Prospectus, the Annual Fund Operating Expenses table on page 1 of the Summary Prospectus and page 18 of the Prospectus will be deleted in its entirety and replaced with the following:

Shareholder Fees	INVESTOR CLASS
(Fees paid directly from your investments)
Redemption Fee as a percentage of amount redeemed within 90 calendar days of purchase	2.00%
Exchange Fee as a percentage of amount exchanged within 90 calendar days of purchase	2.00%
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	.25%
Other Expenses	.37%
Total Annual Fund Operating Expenses[1]	1.62%
Expense Reimbursement	(.27)%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.35%

[1]	The Fund’s adviser has a contractual arrangement with the Fund to reimburse it for total annual fund operating expenses in excess of 1.35% of average daily net assets, excluding any interest, taxes, brokerage commissions and extraordinary expenses (the “expense limitation”), however, the adviser is not obligated to reimburse the Fund for any amounts in excess of fees paid to the adviser. The contractual arrangement continues in force until April 30, 2025. Except for termination, the contractual arrangement may be amended at any time by the mutual written consent of the adviser and the Fund, subject to the approval by the Board of Trustees of The Oberweis Funds. The adviser may recoup the amount of any expenses reimbursed during the term of the contract if the recoupment does not cause the Fund’s expenses to exceed the expense limitation in place at the time of the reimbursement.

2. Notwithstanding anything to the contrary in the Fund’s prospectus, the third full paragraph on page 53 in the “Management Expenses” section is modified and replaced with the following:

As compensation for its investment advisory services, for managing the business affairs and providing certain administrative services, each of the International Funds pay OAM pursuant to Investment Advisory and Management Agreements an annual fee which is computed and accrued daily and paid monthly. OAM receives 1.25% of the average daily net assets of each of the International Funds (except for the Oberweis International Opportunities Fund, which has an annual fee of 1.00% of its average daily net assets) subject to reduction because of the Fund’s annual expense limitation.

3. Notwithstanding anything to the contrary in the Fund’s Statement of Additional Information, the second full paragraph on page 24 in the “Management” section is modified and replaced with the following:

Similarly, pursuant to an Expense Limitation Agreement, OAM is obligated to reimburse the China Opportunities Fund for 100% of the amount by which the Fund’s ordinary operating expenses during any fiscal year, including the management and advisory fees, exceed 2.24% or 1.99% of the Fund’s average daily net assets attributable to the Investor Class shares and Institutional Class shares, respectively. Pursuant to an Expense Limitation Agreement, OAM is obligated to reimburse the International Opportunities Fund for 100% of the amount by which the Fund’s ordinary operating expenses during any fiscal year, including the management and advisory fees, exceed 1.35% of the Fund’s average daily net assets. Pursuant to an Expense Limitation Agreement, OAM is obligated to reimburse the Emerging Markets Fund for 100% of the amount by which the Emerging Markets Fund’s ordinary operating expenses during any fiscal year, including the management and advisory fees, exceed 1.75% of the Fund’s average daily net assets attributable to the Investor Class shares or 1.50% of the Fund’s average daily net assets attributable to the Institutional Class shares.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

For more information, please call The Oberweis Funds at 1-800-245-7311.